Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases	Leases
All right-of-use assets relate to leased premises. As at January 1, 2023 the Group had right-of-use assets relating to ten pre-existing lease agreements pertaining to four properties based in the United Kingdom and one in Austria.

The Group entered into two 7 year lease arrangements in relation to laboratory and office space in Vienna, Austria on September 3, 2021. The lease term for the office space commenced on December 01, 2022, expiring in December 2029. The lease term for the laboratory space commenced on January 26, 2023. Annually from January, 1 each year lease payments will be indexed based on the consumer price index rate as published by STATISTIK AUSTRIA at September of the preceding year.

On July 1, 2022 the Group entered into a lease arrangement in relation to premises in Boston, Mass., United States of America. The lease commenced on January 23, 2023 and expires on June 23, 2033.
13.Leases (continued)

Right-of-use assets totalling £6,147,000 have been recognised in relation to these leases during the three months ended March 31, 2023.

The undiscounted lease liability contractual maturities as at March 31, 2023 and December 31, 2022 are as follows:

	March 31, 2023	December 31, 2022
	£'000	£'000
Within one year	3,394	2,641
One to five years	13,732	9,682
More than 5 years	6,242	3,930
	23,368	16,253